Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 04, 2020	Dec. 31, 2019
Number of shares called by each warrants (in shares)				1
Shares subject to possible redemption	715,593	677,484	606,910
Unrecognized tax benefits		$ 33,425,000	$ 47,637,000		$ 45,003,000
Accrued interest and penalties		$ 13,300,000	$ 18,600,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
NAV on investments	$ 1.00	$ 1.00
Federal depository insurance corporation coverage	$ 250,000	$ 250,000
Number of Class A ordinary share in each unit				1
Number of shares called by each warrants (in shares)				1
Exercise price of warrants (in dollars per share)				$ 11.50
Unrecognized tax benefits	0	0
Accrued interest and penalties	$ 0	$ 0
Cik0001812667 Cc Neuberger Principal Holdings Ii | Redeemable Warrants
Warrants issued	20,700,000	20,700,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Private Placement Warrants
Warrants issued	18,560,000	18,560,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class A
Number of shares called by each warrants (in shares)	1	1
Exercise price of warrants (in dollars per share)				11.50
Shares subject to possible redemption		82,800,000	82,800,000
Private Placement to purchase	39,260,000	39,260,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class A | Private Placement Warrants
Exercise price of warrants (in dollars per share)				$ 11.50
Cik0001812667 Cc Neuberger Principal Holdings Ii | Forward Purchase Agreement
Number of Class A ordinary share in each unit	1	1
Number of shares called by each warrants (in shares)	1	1
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50
Cik0001812667 Cc Neuberger Principal Holdings Ii | Forward Purchase Agreement | Private Placement Warrants
Exercise price of warrants (in dollars per share)	$ 10.00
Private Placement to purchase		10.00
Maximum | Cik0001812667 Cc Neuberger Principal Holdings Ii | Forward Purchase Agreement
Number of shares called by each warrants (in shares)		200,000,000